Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended			12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Cash flows from operating activities
Net income	$ 4,652,035	$ 598,771	$ 6,418,069	$ 9,936,794	$ 1,269,732	$ 6,292,870	$ 9,440,390
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment			2,928	4,868	622	13,924	20,433
Amortization of right-of-use asset			51,286	85,477	10,922	102,573	17,095
Gain (Loss) from unrealized foreign currency translation	406,530	52,325	17,918	(61,043)	(7,799)	178,454	(452)
Changes in operating assets and liabilities
Accounts receivable, net	978,597	125,957	(654,485)	(7,755,205)	(990,967)	(907,711)	(4,060,535)
Merchandise inventories, net	720,618	92,752	(681,683)	(1,855,686)	(237,121)		1,947,812
Prepayments			54,000	90,000	11,500	(5,000)	(90,000)
Long-term deposits				18,000	2,300	(5,200)	(17,200)
Accounts payable	372,876	47,994	(150,807)	(5,441)	(695)	(119,019)	130,100
Accounts payable - related party	(3,694,385)	(475,511)	12,178,316	15,554,384	1,987,552	4,682,655	1,035,048
Accruals	(97,717)	(12,577)	(203,832)	402,540	51,437	566,078
Contract liabilities	(1,008,415)	(129,795)	(1,705,854)	(697,439)	(89,119)	1,705,854
Operating lease obligation			(52,344)	(87,972)	(11,241)	(100,849)	(16,324)
Taxes receivables	290,920	37,445
Taxes payables			1,139,449	119,002	15,206	(1,442,797)	(177,423)
Net cash provided by operating activities	2,621,059	337,361	16,412,961	15,748,279	2,012,329	10,961,832	8,228,944
Cash flows from investing activities
Purchase of property and equipment							(11,700)
Repayment of amount due from a director	145,166	18,684	210,702	846,860	108,212	1,444,872	2,215,728
Net cash provided by investing activities	145,166	18,684	210,702	846,860	108,212	1,444,872	2,204,028
Cash flows from financing activities
Proceed from Initial Public Offering of shares	42,772,241	5,505,289
Deferred initial public offering cost			(257,702)	(2,075,897)	(265,260)	(3,176,871)
Dividend payments							(1,558,000)
Net cash (used in)/from financing activities	42,772,241	5,505,289	(257,702)	(2,075,897)	(265,260)	(3,176,871)	(1,558,000)
Change in cash	45,538,466	5,861,334	16,365,961	14,519,242	1,855,281	9,229,833	8,874,972
Effect of foreign exchange on cash	(377,030)	(48,528)	35,039	3,844	491	(157,725)
Cash at the beginning of the period	35,885,666	4,618,906	21,362,580	21,362,580	2,729,728	12,290,472	3,415,500
Cash at the end of the period	81,047,102	10,431,712	37,763,580	35,885,666	4,618,906	21,362,580	12,290,472
Supplementary cash flow information
Cash paid for income tax				2,697,998	344,752	2,619,407	2,144,284
Cash paid for interest expense
Previously Reported
Cash flows from financing activities
Cash at the beginning of the period	$ 35,885,666	$ 4,585,500	$ 21,362,580	21,362,580		12,290,472
Cash at the end of the period				$ 35,885,666	$ 4,585,500	$ 21,362,580	$ 12,290,472